Exhibit 99.1

SLM Student Loan Trust 2011-2 Monthly Servicing Report
Distribution Date	01/25/2013
Collection Period	12/01/2012 - 12/31/2012

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		05/26/2011	11/30/2012	12/31/2012
	Principal Balance		$752,435,249.40	$669,238,770.00	$665,681,245.67
	Interest to be Capitalized Balance		8,054,313.32	6,229,730.31	5,404,448.68

	Pool Balance		$760,489,562.72	$675,468,500.31	$671,085,694.35
	Capitalized Interest Account Balance		$71,500,000.00	$67,000,000.00	$67,000,000.00
	Specified Reserve Account Balance		1,933,490.00	1,688,671.25	1,677,714.24

	Adjusted Pool (1)		$833,923,052.72	$744,157,171.56	$739,763,408.59
	Weighted Average Coupon (WAC)		5.65%	5.70%	5.70%
	Number of Loans		61,067	54,554	54,206
	Aggregate Outstanding Principal Balance - Tbill			$984,916.07	$967,246.54
	Aggregate Outstanding Principal Balance - LIBOR			$674,483,584.24	$670,118,447.81
	Pool Factor			0.873379872	0.867712910
	Since Issued Constant Prepayment Rate			3.71%	3.69%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	12/26/2012		01/25/2013
	A1	78446JAA4	$513,157,171.56		$508,763,408.59
	A2	78446JAB2	$175,000,000.00		$175,000,000.00
	B	78446JAC0	$24,000,000.00		$24,000,000.00

C	Account Balances		12/26/2012		01/25/2013
	Reserve Account Balance		$1,688,671.25		$1,677,714.24
	Capitalized Interest Account Balance		$67,000,000.00		$67,000,000.00
	Floor Income Rebate Account		$1,107,679.67		$2,243,885.70
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		12/26/2012		01/25/2013
	Adjusted Pool Balance + Supplemental Loan Purchase		$744,157,171.56		$739,763,408.59
	Total Notes		$712,157,171.56		$707,763,408.59
	Difference		$32,000,000.00		$32,000,000.00
	Parity Ratio		1.04493		1.04521

Page 2 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 12/01/2012 - 12/31/2012, Distribution Date 01/25/2013

II. Trust Activity 12/01/2012 through		12/31/2012

A	Student Loan Principal Receipts
	Borrower Principal	3,461,067.66
	Guarantor Principal	1,538,456.19
	Consolidation Activity Principal	435,166.73
	Seller Principal Reimbursement	25,855.29
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-

	Total Principal Receipts	$5,460,545.87

B	Student Loan Interest Receipts
	Borrower Interest	1,469,074.84
	Guarantor Interest	80,778.22
	Consolidation Activity Interest	3,442.63
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	325.80
	Servicer Interest Reimbursement	94.03
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	16,761.93

	Total Interest Receipts	$1,570,477.45

C	Reserves in Excess of Requirement	$10,957.01

D	Investment Income	$9,544.83

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$(591,024.59)
	Floor Income Rebate Fees to Dept. of Education	$-
	Funds Allocated to the Floor Income Rebate Account	$(1,136,206.03)

M	AVAILABLE FUNDS	$5,324,294.54

N	Non-Cash Principal Activity During Collection Period	$(1,903,021.54)

O	Non-Reimbursable Losses During Collection Period	$30,719.55

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$-

Q	Aggregate Loan Substitutions	$-

Page 3 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 12/01/2012 - 12/31/2012, Distribution Date 01/25/2013

III. 2011-2	Portfolio Characteristics

	12/31/2012				11/30/2012
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: DEFERMENT	5.74%	5,038	$73,649,000.47	11.064%	5.77%	5,239	$75,908,186.36	11.342%
REPAYMENT: CURRENT	5.56%	39,731	$415,806,818.96	62.463%	5.54%	39,695	$413,382,950.05	61.769%
31-60 DAYS DELINQUENT	5.94%	1,734	$27,860,683.49	4.185%	5.87%	1,769	$26,964,884.79	4.029%
61-90 DAYS DELINQUENT	5.94%	967	$15,087,570.99	2.266%	5.90%	868	$13,635,369.93	2.037%
91-120 DAYS DELINQUENT	5.97%	602	$9,896,147.05	1.487%	5.82%	519	$8,091,329.35	1.209%
> 120 DAYS DELINQUENT	5.98%	1,530	$24,926,419.79	3.744%	5.99%	1,507	$24,767,080.87	3.701%
FORBEARANCE	6.05%	4,314	$93,583,641.89	14.058%	6.09%	4,695	$102,197,547.70	15.271%
CLAIMS IN PROCESS	5.95%	281	$4,783,615.05	0.719%	6.05%	247	$4,115,817.92	0.615%
AGED CLAIMS REJECTED	4.54%	9	$87,347.98	0.013%	5.26%	15	$175,603.03	0.026%

TOTAL		54,206	$665,681,245.67	100.00%		54,554	$669,238,770.00	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 12/01/2012 - 12/31/2012, Distribution Date 01/25/2013

IV. 2011-2 Portfolio Characteristics (cont’d)

	12/31/2012	11/30/2012
Pool Balance	$671,085,694.35	$675,468,500.31
Total # Loans	54,206	54,554
Total # Borrowers	31,134	31,340
Weighted Average Coupon	5.70%	5.70%
Weighted Average Remaining Term	208.03	208.35
Non-Reimbursable Losses	$30,719.55	$40,384.66
Cumulative Non-Reimbursable Losses	$495,607.12	$464,887.57
Since Issued Constant Prepayment Rate (CPR)	3.69%	3.71%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Cumulative Rejected Claim Repurchases	$-	$-
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Borrower Interest Accrued	$2,903,673.75	$2,825,453.08
Interest Subsidy Payments Accrued	$203,184.98	$200,467.56
Special Allowance Payments Accrued	$387.46	$371.16

Page 5 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 12/01/2012 - 12/31/2012, Distribution Date 01/25/2013

V. 2011-2 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
- GSL (1) - Subsidized	2.39%	1	5,046.06	0.001%
- GSL - Unsubsidized	0.00%	0	-	0.000%
- PLUS (2) Loans	0.00%	0	-	0.000%
- SLS (3) Loans	0.00%	0	-	0.000%
- Consolidation Loans	5.70%	54,205	665,676,199.61	99.999%

Total	5.70%	54,206	$665,681,245.67	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*

- Four Year	0.00%	0	-	0.000%
- Two Year	0.00%	0	-	0.000%
- Technical	0.00%	0	-	0.000%
- Other	5.70%	54,206	665,681,245.67	100.000%

Total	5.70%	54,206	$665,681,245.67	100.000%

*Percentages may not total 100% due to rounding.

(1)            Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 12/01/2012 - 12/31/2012, Distribution Date 01/25/2013

VI. 2011-2 Waterfall for Distributions

			Paid	Remaining Funds Balance
Total Available Funds				$5,324,294.54

A		Primary Servicing Fee	$131,685.10	$5,192,609.44

B		Administration Fee	$6,667.00	$5,185,942.44

C		Class A Noteholders’ Interest Distribution Amount	$551,834.05	$4,634,108.39

D		Class B Noteholders’ Interest Distribution Amount	$22,194.00	$4,611,914.39

E		Reserve Account Reinstatement	$-	$4,611,914.39

F		Class A Noteholders’ Principal Distribution Amount	$4,393,762.97	$218,151.42

G		Class B Noteholders’ Principal Distribution Amount	$-	$218,151.42

H		Unpaid Expenses of The Trustees	$-	$218,151.42

I		Carryover Servicing Fee	$-	$218,151.42

J		Remaining Amounts to the Noteholders after the first auction date	$-	$218,151.42

K		Excess Distribution Certificateholder	$218,151.42	$-

	Waterfall Triggers

	A	Student Loan Principal Outstanding	$665,681,245.67

	B	Interest to be Capitalized	$5,404,448.68

	C	Capitalized Interest Account Balance	$67,000,000.00

	D	Reserve Account Balance (after any reinstatement)	$1,677,714.24

	E	Less: Specified Reserve Account Balance	$(1,677,714.24)

	F	Total	$738,085,694.35

	G	Class A Notes Outstanding (after application of available funds)	$683,763,408.59

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 12/01/2012 - 12/31/2012, Distribution Date 01/25/2013

VII. 2011-2 Distributions
Distribution Amounts
	A1	A2	B

Cusip/Isin	78446JAA4	78446JAB2	78446JAC0
Beginning Balance	$513,157,171.56	$175,000,000.00	$24,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.60%	1.20%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	12/26/2012	12/26/2012	12/26/2012
Accrual Period End	1/25/2013	1/25/2013	1/25/2013
Daycount Fraction	0.08333333	0.08333333	0.08333333
Interest Rate*	0.80970%	1.40970%	1.10970%
Accrued Interest Factor	0.000674750	0.001174750	0.000924750
Current Interest Due	$346,252.80	$205,581.25	$22,194.00
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$346,252.80	$205,581.25	$22,194.00
Interest Paid	$346,252.80	$205,581.25	$22,194.00
Interest Shortfall	$-	$-	$-
Principal Paid	$4,393,762.97	$-	$-
Ending Principal Balance	$508,763,408.59	$175,000,000.00	$24,000,000.00
Paydown Factor	0.007063928	0.000000000	0.000000000
Ending Balance Factor	0.817947602	1.000000000	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

Page 8 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 12/01/2012 - 12/31/2012, Distribution Date 01/25/2013

VIII. 2011-2 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$712,157,171.56
	Adjusted Pool Balance	$739,763,408.59
	Overcollateralization Amount	$32,000,000.00
	Principal Distribution Amount	$4,393,762.97
	Principal Distribution Amount Paid	$4,393,762.97
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,688,671.25
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,688,671.25
	Required Reserve Acct Balance	$1,677,714.24
	Release to Collection Account	$10,957.01
	Ending Reserve Account Balance	$1,677,714.24
C	Capitalized Interest Account
	Beginning Period Balance	$67,000,000.00
	Transfers to Collection Account	$-
	Ending Balance	$67,000,000.00
D	Floor Income Rebate Account
	Beginning Period Balance	$1,107,679.67
	Deposits for the Period	$1,136,206.03
	Release to Collection Account	$-
	Ending Balance	$2,243,885.70
E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 12/01/2012 - 12/31/2012, Distribution Date 01/25/2013

IX. 2011-2 Other Characteristics

Principal Balance of All Loans
	Deferment	Forbearance	Repayment	Grand Total
GSL SUB	$-	$-	$5,046.06	$5,046.06
Subsidized Consolidation Loans	$36,394,850.84	$42,937,598.83	$230,707,831.53	$310,040,281.20
Unsubsidized Consolidation Loans	$39,648,253.84	$53,933,238.12	$267,458,875.13	$361,040,367.09

Total	$76,043,104.68	$96,870,836.95	$498,171,752.72	$671,085,694.35

Weighted Average Remaining Term of All Loans

	Deferment	Forbearance	Repayment	Grand Total
GSL SUB	0	0	62	62
Subsidized Consolidation Loans	239	263	178	197
Unsubsidized Consolidation Loans	257	280	199	218

Total	248	273	189	208

Weighted Average Coupon of All Loans
	Deferment	Forbearance	Repayment	Grand Total
GSL SUB	0.000%	0.000%	2.390%	2.390%
Subsidized Consolidation Loans	5.690%	5.964%	5.567%	5.637%
Unsubsidized Consolidation Loans	5.786%	6.120%	5.674%	5.753%

Total	5.740%	6.051%	5.625%	5.699%

Weighted Average SAP Margin of All LIBOR Based Loans
	Deferment	Forbearance	Repayment	Grand Total
GSL SUB	0.000%	0.000%	2.340%	2.340%
Subsidized Consolidation Loans	2.439%	2.352%	2.506%	2.477%
Unsubsidized Consolidation Loans	2.407%	2.313%	2.476%	2.444%

Total	2.422%	2.330%	2.490%	2.459%

Page 10 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 12/01/2012 - 12/31/2012, Distribution Date 01/25/2013

Weighted Average SAP Margin of All T-Bill Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	3.100%	3.100%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.100%	0.000%	3.115%	3.114%
Total	3.100%	3.100%	3.108%	3.107%

Page 11 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 12/01/2012 - 12/31/2012, Distribution Date 01/25/2013